Acquisitions of Businesses Assets and Liabilities Acquired (Details) (Cooper Industries plc [Domain], USD $) In Millions, unless otherwise specified	Nov. 30, 2012
Business Acquisition [Line Items]
Working capital accounts acquired	$ 2,314	[1]
Prepaid expenses and other current assets	339
Property, plant, and equipment	940
Investment in Apex Tool Group, LLC	800
Intangible assets	4,577
Other assets	35
Debt	(1,221)
Accounts payable	(519)
Other current liabilities	(634)
Other noncurrent liabilites	(1,943)
Total identifiable net assets	4,688
Goodwill	8,504
Total consideration	13,192
Revised purchase price allocation [Domain]
Business Acquisition [Line Items]
Working capital accounts acquired	2,304	[1]
Prepaid expenses and other current assets	204
Property, plant, and equipment	885
Investment in Apex Tool Group, LLC	807
Intangible assets	5,250
Other assets	35
Debt	(1,221)
Accounts payable	(519)
Other current liabilities	(673)
Other noncurrent liabilites	(2,185)
Total identifiable net assets	4,887
Goodwill	8,305
Total consideration	13,192
Purchase Price Allocation Adjustments [Member]
Business Acquisition [Line Items]
Working capital accounts acquired	(10)	[1]
Prepaid expenses and other current assets	(135)
Property, plant, and equipment	(55)
Investment in Apex Tool Group, LLC	7
Intangible assets	673
Other assets	0
Debt	0
Accounts payable	0
Other current liabilities	(39)
Other noncurrent liabilites	(242)
Total identifiable net assets	199
Goodwill	(199)
Total consideration	$ 0

[1]	Working capital accounts include Cash, Short-term investments, Accounts receivable and Inventory.